Commitments and Contingencies (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended			9 Months Ended		12 Months Ended
	Oct. 31, 2013	Aug. 31, 2013	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Lease extended term									39 months
Lease expiration date		Feb. 29, 2016							Feb. 29, 2016
Operating lease rent									$ 3,054
Xing Group [Member]
Lease expiration date	Aug. 31, 2019					Aug. 31, 2017					Aug. 31, 2017
Operating lease rent						$ 84,000		$ 86,500			$ 170,000	$ 155,500
Xing Group [Member] | Minimum [Member]
Monthly rental payments						9,000					9,000
Xing Group [Member] | Maximum [Member]
Monthly rental payments						$ 11,000					$ 11,000
Successor [Member]
Operating lease rent			$ 141,000	$ 25,185			$ 33,204		156,307	$ 12,408
Predecessor [Member]
Operating lease rent					$ 6,435
Denver Property Previously Leased By NAB [Member]
Operating lease rent									33,000
ColoradoSpringsProperty Previously Leased By Xing [Member]
Operating lease rent									14,000
First 12 Months [Member]
Operating lease rent									2,795
Second 12 Months [Member]
Operating lease rent									2,879
Third 12 Months [Member]
Operating lease rent									$ 2,965